Note 1 - Organization and Principal Activities (Details) - Assets and Liabilities of the VIEs and Their Subsidiaries, Before Intercompany Elimination (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets	$ 133,492,735	$ 121,370,995	$ 159,976,683
Total liabilities	43,075,486	40,654,444
VIEs And Their Subsidiaries, Before Intercompany Elimination [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets	113,091,394	39,592,530
Total liabilities	$ 71,714,009	$ 17,141,853